Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	At December 31,
	2023	2022

Accounts receivable from third parties	$5,972,736	$33,382
Accounts receivable from related parties	-	6,866

Total accounts receivable	5,972,736	40,248
Allowance	-	-

	$5,972,736	$40,248